Equity (Schedule of Changes in AOCI by Component Net of Tax) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		$ 14,605
Net current period other comprehensive income (loss)		141	$ (325)	$ (58)
Ending balance		17,142	14,605
Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		11,865
Net current period other comprehensive income (loss)		16	6	(10)
Ending balance		12,224	11,865
Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net current period other comprehensive income (loss)		25	(24)	(13)
Deferred Gains and Losses on Derivatives-Hedging Activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(280)	(176)
Other comprehensive income before reclassifications: gains (losses)		8	55
Amounts reclassified from AOCI: (gains) losses	[1]	(29)	(159)
Net current period other comprehensive income (loss)		(21)	(104)
Less other comprehensive income attributable to noncontrolling interest		1
Ending balance		(302)	(280)	(176)
Deferred Gains and Losses on Derivatives-Hedging Activities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(8)	(7)
Other comprehensive income before reclassifications: gains (losses)		(5)	(2)
Amounts reclassified from AOCI: (gains) losses	[1]	1	1
Net current period other comprehensive income (loss)		(4)	(1)
Ending balance		(12)	(8)	(7)
Deferred Gains and Losses on Derivatives-Hedging Activities | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(24)	(17)
Other comprehensive income before reclassifications: gains (losses)		5	(16)
Amounts reclassified from AOCI: (gains) losses	[1]	(4)	9
Net current period other comprehensive income (loss)		1	(7)
Ending balance		(23)	(24)	(17)
Unrealized Gains and Losses on Investment Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		569	504
Other comprehensive income before reclassifications: gains (losses)		215	93
Amounts reclassified from AOCI: (gains) losses	[1]	(37)	(28)
Net current period other comprehensive income (loss)		178	65
Ending balance		747	569	504
Unrealized Gains and Losses on Investment Securities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		54	47
Other comprehensive income before reclassifications: gains (losses)		24	11
Amounts reclassified from AOCI: (gains) losses	[1]	(4)	(4)
Net current period other comprehensive income (loss)		20	7
Ending balance		74	54	47
Unrecognized Pension and Other Postretirement Benefit Costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(1,082)	(797)
Other comprehensive income before reclassifications: gains (losses)		(69)	(319)
Amounts reclassified from AOCI: (gains) losses	[1]	50	34
Net current period other comprehensive income (loss)		(19)	(285)
Ending balance		(1,101)	(1,082)	(797)
Unrecognized Pension and Other Postretirement Benefit Costs | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(99)	(82)
Other comprehensive income before reclassifications: gains (losses)		20	(20)
Amounts reclassified from AOCI: (gains) losses	[1]	4	3
Net current period other comprehensive income (loss)		24	(17)
Ending balance		(75)	(99)	(82)
Other Comprehensive Loss From Equity Method Investee
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(6)	(5)
Other comprehensive income before reclassifications: gains (losses)		3	(1)
Net current period other comprehensive income (loss)		3	(1)
Ending balance		(3)	(6)	(5)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(799)	(474)
Other comprehensive income before reclassifications: gains (losses)		157	(172)
Amounts reclassified from AOCI: (gains) losses	[1]	(16)	(153)
Net current period other comprehensive income (loss)		140	(325)	(58)
Less other comprehensive income attributable to noncontrolling interest		1
Ending balance		(659)	(799)	(474)
Accumulated Other Comprehensive Income (Loss) | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		46	40
Other comprehensive income before reclassifications: gains (losses)		19	9
Amounts reclassified from AOCI: (gains) losses	[1]	(3)	(3)
Net current period other comprehensive income (loss)		16	6	(10)
Ending balance		62	46	40
Accumulated Other Comprehensive Income (Loss) | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(123)	(99)
Other comprehensive income before reclassifications: gains (losses)		25	(36)
Amounts reclassified from AOCI: (gains) losses	[1]	0	12
Net current period other comprehensive income (loss)		25	(24)	(13)
Ending balance		$ (98)	$ (123)	$ (99)

[1]	See table below for details about these reclassifications.